UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-2957

Keyco Bond Fund, Inc.

(Exact name of registrant as specified in charter)

27777 Franklin Road, Suite 1630 Southfield, Michigan (Address of principal executive offices)	48034 (Zip code)

Joel D. Tauber, President

Keyco Bond Fund, Inc.

27777 Franklin Road, Suite 1630

Southfield, Michigan 48034

(Name and Address of agent for service)

Registrant’s telephone number, including area code: (248) 353-0790

Date of fiscal year end: September 30

Date of reporting period: September 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

KEYCO BOND FUND, INC.

Table of Contents

EX-99.302CERT

EX-99.906CERT

Item 1. Annual Report to Shareholders.

KEYCO BOND FUND, INC.

27777 Franklin Road - Suite 1630

Southfield, Michigan 48034

(248) 353-0790

November 23, 2021

To Our Shareholders:

Enclosed is the Annual Report of Keyco Bond Fund, Inc. for the year ended September 30, 2021.

Municipal bond interest rates remained low during the year. Due to the unfavorable interest rates, the Fund has invested available cash in a number of bonds that will mature or be called within the next year or two. The year-end value of the Fund’s bond portfolio depreciated by $272,324 to $25,347,238, the bond portfolio comprising the major portion of the Fund’s net asset value of $26,182,572.

As reported in the documents enclosed, at this time management is unable to determine the effects, if any, that COVID-19 may have on the issuers of the bonds in the Fund’s portfolio. We will continue to monitor the situation.

The Board of Directors, on November 10, 2021, declared dividends to be disbursed equal to the Fund’s net investment income for the year ending September 30, 2022. Dividends will be paid quarterly on the last business day of January ($11.00 per share) and the first business day of May ($11.00 per share), August ($11.00 per share) and November (amount to be determined).

An IRS Form 1099-DIV for 2021 will be issued to you in January 2022 reporting the tax-exempt dividends identified as exempt-interest dividends and the taxable (ordinary) portion of your dividends along with a tax-reporting letter.

The Annual Meeting of Shareholders of Keyco Bond Fund, Inc. will be held on Wednesday, December 15, 2021, at 3:00 p.m. for electing Directors and ratifying the selection of Sanville & Company as our auditor. The meeting will be held by conference call. Please call 1-248-353-0790 for conference call dial in information.

Mark Schlussel and Steve Milgrom continue to serve as independent outside Directors with remuneration of $2,500 each per qualifying meeting. In addition, the Fund paid Tauber Enterprises, LLC $58,000 for the fiscal year ended September 30, 2021 for accounting, administrative and general office support services.

If you have any questions concerning the Fund or the enclosed information, please call me.

On behalf of the Board of Directors,

/s/ Joel D. Tauber

Joel D. Tauber

President

KEYCO BOND FUND, INC.

Management’s Discussion of Fund Performance

For the Year Ended September 30, 2021

The Fund’s primary investment objective is to earn as high a level of current interest income exempt from federal income taxes as is available from municipal bonds, consistent with prudent investment management and preservation of capital. Capital appreciation is a minor investment objective of the Fund.

Net Investment Income

The Fund’s net investment income is primarily dependent upon interest rates at the times the bonds in the portfolio were purchased.

Net investment income for the year was $639,725 as compared with $722,999 last year. Of the $83,274 change, $77,221 was the result of a decrease in interest income and the other $6,053 was primarily due to increased fees for a second Board meeting. Interest rates remained low during 2020-21, and the rates for new bonds purchased continued to remain significantly below the rates for the bonds that were called or matured.

Valuation of Bonds and Net Asset Value

Because the municipal bonds in the Fund’s portfolio are not actively traded and market quotations are not readily available, the bonds are stated at fair value. The fair value for each bond is provided by the Fund’s custodian, who uses an evaluation methodology.

The Fund’s net asset value is calculated by subtracting the Fund’s liabilities from its assets. The valuation of the Fund’s most significant assets, its bond portfolio, is affected by market interest rates and maturity and call dates. When rates increase, the value of the bond portfolio decreases. When rates decrease, the value of the bond portfolio increases. Longer maturity dates magnify the effect of interest rate changes.

The net asset value of the Fund was $26,182,572 at September 30, 2021, a decrease of $253,869 from September 30, 2020. Municipal bond interest rates at the end of the year increased modestly from the rates at the beginning of the year.

The weighted average maturity was 13.6 years, less than the prior year weighted average maturity of 15.2 years. Due to the unfavorable interest rate situation, the Fund purchased a number of bonds during the year which will mature or be called in the short term.

KEYCO BOND FUND, INC.

Management’s Discussion of Fund Performance - continued

For the Year Ended September 30, 2021

Asset Allocation

Based on net asset value, the bond portfolio is allocated by state as follows:

Other

During the year 17 bonds matured or were called for total proceeds of $3,740,000. The Fund realized a gain of $18,455 on these disposals which was used to offset a portion of the Fund’s long-term capital loss carryforward.

Cash from these dispositions was reinvested in bonds maturing in three months to twenty-five years. Portfolio turnover was 15%.

KEYCO BOND FUND, INC.

Management’s Discussion of Fund Performance - continued

For the Year Ended September 30, 2021

Return Summary

Average Annual Total Return for Periods Ended September 30, 2021

	1-Year	5-Year	10-Year
Keyco Bond Fund, Inc.	1.5%	3.0%	3.3%
Bloomberg Municipal Bond Index*	2.6%	3.3%	3.9%

*The Bloomberg U.S. Municipal Index covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds. Index returns do not reflect any deduction for expenses or taxes.

Returns are derived from the net asset value of shares because the Fund is not traded over the counter or on an exchange.

Past performance does not guarantee futures results.

Returns in the table and chart do not reflect any taxes a shareholder might pay on fund distributions or sale of fund shares.

Dashed line:	Keyco Bond Fund, Inc.
Solid line:	Bloomberg Municipal Bond Index

KEYCO BOND FUND, INC.

Additional Information

September 30, 2021

OBTAINING QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT starting with the report for June 2020. Form N-PORT is available on the SEC’s web site at https://www.sec.gov. For a complete list of the Fund’s portfolio holdings, a copy of the Fund’s most recent quarterly holding report, semi-annual report, or annual report may be requested by writing Keyco Bond Fund, Inc., 27777 Franklin Road, Suite 1630, Southfield, MI 48034.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES AND RECORDS

The Fund has not adopted policies and procedures with respect to voting proxies because the Fund does not invest in voting securities. The Fund has not voted any proxies.

Keyco Bond Fund, Inc.

Financial Statements and Report of Independent Registered Public

Accounting Firm

September 30, 2021

CONTENTS

Page(s)

Keyco Bond Fund, Inc.

Portfolio of Investments in Securities

September 30, 2021

Long-Term State and Municipal Obligations - 96.8%	Principal Amount	Fair Value

Michigan - 45.3%
Bay City, Michigan, School District, 3.5%, November 1, 2034 (Q-SBLF enhanced)	$400,000	$416,732
Beaverton, Michigan, Schools, 2%, May 1, 2022 (Q-SBLF enhanced)	280,000	282,750
Beaverton, Michigan, Schools, 2%, May 1, 2023 (Q-SBLF enhanced)	175,000	179,464
Berkley, Michigan, School District, 4%, May 1, 2040 (Q-SBLF enhanced)	500,000	545,450
Center Line, Michigan, Public Schools, 5%, May 1, 2042 (Q-SBLF enhanced)	500,000	600,565
Chesaning, Michigan, Union Schools, 3%, May 1, 2022 (Q-SBLF enhanced)	200,000	203,240
Dansville, Michigan, Schools, 4%, May 1, 2042 (Q-SBLF enhanced)	250,000	274,300
Escanaba, Michigan, Area Public Schools, 3.25%, May 1, 2028 (Q-SBLF enhanced)	400,000	419,864
Fowlerville, Michigan, Community Schools, 3%, May 1, 2025 (Q-SBLF enhanced)	500,000	506,650
Fruitport, Michigan, Community Schools, 5%, May 1, 2043 (Q-SBLF enhanced)	500,000	593,955
Gibraltar, Michigan, School District, 5%, May 1, 2037 (Q-SBLF enhanced)	250,000	304,615
Godfrey-Lee, Michigan, Public Schools, 4%, May 1, 2043 (Q-SBLF enhanced)	250,000	294,892
Godfrey-Lee, Michigan, Public Schools, 4%, May 1, 2046 (Q-SBLF enhanced)	300,000	351,543
Macomb Interceptor Drain, Drainage District, County of Macomb, Michigan, 4%, May 1, 2036	500,000	566,085
Michigan State Building Authority, Revenue, 5%, October 15, 2029	250,000	272,450
Michigan State Building Authority, Revenue, 4%, October 15, 2036	350,000	394,082
Michigan State Building Authority, Revenue, 4%, April 15, 2040	250,000	274,718
Michigan State Building Authority, Revenue, 5%, October 15, 2045	325,000	373,779
Michigan State Housing Development Authority, Rental Housing Revenue, Series A-2, 4.5%, October 1, 2036 (Pre-refunded)	500,000	510,610
Michigan State Housing Development Authority, Rental Housing Revenue, Series A, 4.625%, October 1, 2039	500,000	520,880
Michigan State Trunk Line, 5%, November 15, 2022	250,000	263,480
Michigan State Trunk Line, 4%, November 15, 2046	225,000	263,597
Niles, Michigan, Community Schools, 4%, May 1, 2035 (Q-SBLF enhanced)	400,000	443,068
Pinckney, Michigan, Community Schools, 5%, May 1, 2035 (Q-SBLF enhanced)	500,000	591,870
Rockford, Michigan, Public Schools, 4%, May 1, 2039 (Q-SBLF enhanced)	800,000	857,352
University of Michigan, Revenue, 4%, April 1, 2043	250,000	287,417
Walled Lake, Michigan, Consolidated School District, 5%, May 1, 2037
(Q-SBLF enhanced) (Pre-refunded)	485,000	532,438
Warren Woods, Michigan, Public Schools, 5%, May 1, 2037 (Q-SBLF enhanced)	250,000	302,002
Woodhaven-Brownstown, Michigan, School District, 5%, May 1, 2040 (Q-SBLF enhanced)	375,000	439,305
		11,867,153

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.

Portfolio Investments in Securities - Continued

September 30, 2021

Long-Term State and Municipal Obligations - 96.8%	Principal Amount	Fair Value

Arizona - 2.1%
Arizona Board of Regents, University of Arizona System, Revenue, 5%, June 1, 2038 (Pre-refunded)	$250,000	$269,858
Arizona Board of Regents, University of Arizona System, Revenue, 4%, June 1, 2045	250,000	276,203
		546,061
Colorado - 0.5%
Meridian Metropolitan District, Colorado, 5%, December 1, 2041 (Pre-refunded)	135,000	136,023

District of Columbia - 2.0%
District of Columbia, Income Tax Secured Revenue, 4%, May 1, 2045	250,000	291,992
District of Columbia, Revenue, (Association of American Medical Colleges), Series 2011B, 5%, October 1, 2025 (Pre-refunded)	250,000	250,000
		541,992
Florida - 2.4%
Miami-Dade County, Florida, Subordinate Special Obligation Refunding, 5%, October 1, 2035 (Pre-refunded)	210,000	220,133
Florida State Board of Education, Public Education, Capital Outlay, 2018, Series B, 4%, June 1, 2044	200,000	230,928
St. Petersburg, Florida, Public Utility, Revenue, 4%, October 1, 2030 (Pre-refunded)	175,000	181,710
		632,771
Georgia - 3.1%
Georgia State Housing and Finance Authority, 3.5%, December 1, 2030	300,000	314,427
Georgia State Housing and Finance Authority, 3.45%, December 1, 2032	500,000	508,805
		823,232
Hawaii - 2.2%
Hawaii State, Series FG, 4%, October 1, 2036	500,000	571,015

Illinois - 2.9%
Illinois Finance Authority, 4%, October 1, 2033 (Pre-refunded)	250,000	250,000
Rock Island County, Illinois, Public Building Revenue, 4%, December 1, 2045	475,000	511,399
		761,399
Indiana - 2.0%
Greater Clark Building Corporation, Indiana, First Mortgage, Series 2018, 4%, January 15, 2038	455,000	521,703

Maine - 1.0%
Maine State Housing Authority, Mortgage Purchase, 2018 Series B, 3.75%, November 15, 2038	250,000	264,595

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.

Portfolio of Investments in Securities - Continued

September 30, 2021

Long-Term State and Municipal Obligations - 96.8%	Principal Amount	Fair Value

Maryland - 0.5%
Montgomery County, Maryland, Housing Opportunities Commission, 0.55%, January 1, 2025 (FHA risk sharing mortgage insurance)	$135,000	$134,966

Minnesota - 0.8%
N. St. Paul-Maplewood-Oakdale, Minnesota, Independent School District No. 622, 3%, February 1, 2022 (Minnesota School District Credit Enhancement Program)	200,000	201,844

Nebraska - 1.0%
Omaha, Nebraska, Sanitary Sewer, Revenue, 4.25%, November 15, 2038 (Pre-refunded)	250,000	251,178

Nevada - 1.1%
Clark County, Nevada, General Obligation (Limited Tax) Park Improvement, Series 2018, 4%, December 1, 2038	250,000	290,585

New Hampshire - 3.7%
New Hampshire Municipal Bond Bank, 2016 Series D, 4%, August 15, 2039	875,000	977,419

New York - 9.9%
New York, New York City, Transitional Finance Authority, Revenue, 4%, Fiscal 2017, August 1, 2035	275,000	311,036
New York, New York City, Transitional Finance Authority, Revenue, 4%, Fiscal 2017, August 1, 2037	250,000	280,115
New York, New York City, Transitional Finance Authority, Revenue, 4%, Fiscal 2017, August 1, 2041	335,000	369,873
New York, New York City, Transitional Finance Authority, Revenue, 4%, Fiscal 2019, August 1, 2041	140,000	161,144
New York, New York City, Transitional Finance Authority, Building Aid, Revenue, 4%, July 15, 2040	250,000	276,307
New York, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue, Fiscal 2016 Subseries CC-1, 4%, June 15, 2038	75,000	85,260
New York State Dormitory Authority, State Personal Income Tax Revenue, Series 2018A, 4%, March 15, 2043	300,000	345,111
New York State Environmental Facilities Corporation, State Clean Water and Drinking Water, 4%, June 15, 2046	500,000	554,380
New York State Mortgage Agency, 3.1%, April 1, 2028	200,000	203,868
		2,587,094
North Carolina - 0.8%
Appalachian State University, North Carolina, General Revenue, 4.5%, October 1, 2036 (Pre-refunded)	200,000	200,000

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.

Portfolio of Investments in Securities - Continued

September 30, 2021

Long-Term State and Municipal Obligations - 96.8%	Principal Amount	Fair Value

Ohio - 1.5%
Fairborn, Ohio, City School District, 4%, December 1, 2043	$345,000	$378,848

Pennsylvania - 5.3%
Pennsylvania State, Series 1, 4%, June 15, 2033	550,000	596,882
Pennsylvania State, Second Series, 4%, August 15, 2035	500,000	559,180
West View, Pennsylvania, Water Authority, Revenue, 4%, November 15, 2039	200,000	225,664
		1,381,726
Texas - 6.7%
Corpus Christi, Texas, Independent School District, 4%, August 15, 2034 (Texas Permanent School Fund guarantee)	250,000	280,360
Crosby, Texas, Independent School District, 5%, February 15, 2043 (Texas Permanent School Fund guarantee) (Pre-refunded)	250,000	272,313
Houston, Texas, Independent School District, 4%, June 1, 2029 (Texas Permanent School Fund guarantee)	350,000	371,175
Prosper, Texas, 4%, February 15, 2035	265,000	292,279
University of Houston, Texas, Revenue, 3%, February 15, 2028	340,000	354,807
Waco, Texas, 3.125%, February 1, 2036	180,000	188,145
		1,759,079
Virginia - 2.0%
Richmond, Virginia, Public Utility, Revenue, 5%, January 15, 2043 (Pre-refunded)	250,000	265,405
Virginia College, Building Authority, Series B, 4%, February 1, 2028 (Pre-refunded)	250,000	253,150
		518,555

Total long-term state and municipal obligations
(Cost $23,957,781) - 96.8%		25,347,238

Money Market Fund - 2.4%	Shares
Goldman Sachs Financial Square Government Fund, Institutional Shares, 0.03%* (Cost $635,297)	635,297	635,297
Total investments (Cost $24,593,078) - 99.2%		25,982,535

Other assets less liabilities, net - 0.8%		200,037

Net assets (100%)		$26,182,572

* Seven-day yield.

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.

Statement of Assets and Liabilities

September 30, 2021

Assets
Investments in securities, at fair value (cost $24,593,078)	$25,982,535
Cash	27,624
Interest and dividend receivable	331,185
Total assets	26,341,344

Liabilities
Accrued expenses	7,214
Dividends payable	151,558
Total liabilities	158,772
Net Assets	$26,182,572

Net Assets consist of:
Paid-in capital	$754,004
Total distributable earnings	25,428,568
Net Assets	$26,182,572

Capital stock shares issued and outstanding ($2.04 par value, 29,411 shares authorized)	12,390

Net Asset Value per share	$2,113.20

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.

Statement of Operations

For the Year Ended September 30, 2021

Interest income		$763,720
Dividend income (net of cash management fees of $58)		211
Total investment income		763,931

Expenses
Administration fees (Note 5)	$58,000
Professional fees	30,547
Custodial fee	13,809
Directors' fees	10,000
Insurance	900
Miscellaneous	10,950
Total expenses		124,206
Net investment income		639,725

Realized and unrealized gain on investments
Realized gain on investments		18,455
Net change in unrealized appreciation of investments		(272,324)
Net realized and unrealized gain (loss) on investments		(253,869)

Net increase in net assets resulting from operations		$385,856

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.

Statements of Changes in Net Assets

For the Years Ended September 30, 2021

	2021	2020
Increase in net assets from operations
Net investment income	$639,725	$722,999
Net realized gain on investments	18,455	—
Changes in unrealized appreciation (depreciation) of investments	(272,324)	231,421
Net increase in net assets resulting from operations	385,856	954,420

Distributions to shareholders
From net investment income	(639,725)	(722,833)

Total increase (decrease) in net assets	(253,869)	231,587

Net Assets
Beginning of year	26,436,441	26,204,854
End of year	$26,182,572	$26,436,441

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.

Financial Highlights

	For the years ended September 30,
	2021	2020	2019	2018	2017
Per share operating performance

Net asset value, beginning of year	$2,133.69	$2,115.00	$2,001.16	$2,056.98	$2,107.34

Net investment income	51.63	58.35	62.59	65.23	66.20
Net realized and unrealized gain (loss) on investments	(20.49)	18.68	113.81	(55.87)	(50.39)
Total from investment operations	31.14	77.03	176.40	9.36	15.81

Less distributions from
Net investment income	(51.63)	(58.34)	(62.56)	(65.18)	(66.17)

Net asset value, end of year	$2,113.20	$2,133.69	$2,115.00	$2,001.16	$2,056.98

Total return per share net asset value (a)	1.5%	3.7%	8.9%	0.5%	0.8%

Ratios and supplemental data

Net assets, end of period (in 000s)	$26,183	$26,436	$26,205	$24,794	$25,486
Ratio of net investment income to average net assets	2.4%	2.7%	3.0%	3.2%	3.2%
Ratio of expenses to average net assets	0.5%	0.4%	0.4%	0.4%	0.5%
Portfolio turnover rate	14.7%	5.3%	6.0%	20.3%	19.2%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund if there were reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.

Notes to Financial Statements

September 30, 2021

1.	Organization

Keyco Bond Fund, Inc. (the “Fund”) has registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. The Fund became qualified as a regulated investment company under the Internal Revenue Code on October 1, 1979. Management intends to distribute to the shareholders substantially all earnings from that date. The Fund’s primary investment objective is to earn as high a level of current interest income exempt from federal income taxes as is available from municipal bonds, consistent with prudent investment management and preservation of capital.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security Valuations

Processes and Structure

The Fund’s Board of Directors has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available. In the unlikely event that the entity that provides custodial services for the Fund is unable to value one or more bonds in the portfolio and an alternate resource is used for pricing, the Board is to be notified at its next regularly scheduled meeting.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. generally accepted accounting principles (GAAP) establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

●	Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments in active markets, interest rates, yield curves, implied volatilities, credit spreads and market-collaborated inputs.

●	Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Keyco Bond Fund, Inc.

Notes to Financial Statements – Continued

September 30, 2021

2.	Significant Accounting Policies – Continued

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major category of assets measured at fair value on a recurring basis is as follows. The fair value of the long-term state and municipal obligations is estimated using various techniques which may include information from actual trades for active issues. Evaluations are also based on reviews of current economic conditions, trading levels, spread relationships and the slope of the yield curve. Evaluations are also adjusted for various attributes such as discounts, premiums, credit, use of proceeds and callability. To the extent that the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Securities
	Level 1	Level 2	Level 3	Fair Value
Long-term state and municipal obligations**	$—	$25,347,238	$—	$25,347,238
Money market fund	635,297	—	—	635,297
Total	$635,297	$25,347,238	$—	$25,982,535

The Fund did not hold any Level 3 assets during the year ended September 30, 2021. It is the Fund’s policy to recognize transfers into and out of Levels at the end of the reporting period.

**Refer to Portfolio of Investments in Securities for breakdown of municipal bonds held by the Fund.

Income Taxes

Federal Income Taxes

It is the Fund’s intention to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Keyco Bond Fund, Inc.

Notes to Financial Statements – Continued

September 30, 2021

2.	Significant Accounting Policies – Continued

At September 30, 2021, the unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

Gross unrealized appreciation	$1,412,499
Gross unrealized depreciation	(23,042)
Net unrealized appreciation	$1,389,457
Cost of investment securities including short-term investments	$24,593,078

The Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year. As of September 30, 2021, the components of distributable earnings on a tax basis were as follows:

Retained earnings prior to July 1, 1979	$24,024,284
Accumulated undistributed net investment income	29,620
Long-term capital loss carryforward	(14,793)
Net unrealized appreciation	1,389,457
Total distributable earnings	$25,428,568

The capital loss carryforward of $14,793 at September 30, 2021 qualifies to be carried forward for an unlimited period and will be used to offset any capital gains realized by the Fund in future years. The Fund will not make distributions from capital gains while a capital loss carryforward remains.

The tax character of distributions paid was as follows:

	September 30, 2021	September 30, 2020
Tax-exempt income	$639,514	$720,927
Ordinary income	211	1,906
	$639,725	$722,833

The Fund’s management has reviewed all open tax years for federal tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. There are no unrecognized tax benefits in the financial statements for September 30, 2021. The Fund’s tax returns are subject to examination for federal purposes for the open tax years (2018-2020) and for the tax return to be filed for 2021. The Fund has not been subject to interest and/or penalties on its tax return filings. The Fund identifies its major tax jurisdictions as the U.S. federal government and the State of Michigan.

Keyco Bond Fund, Inc.

Notes to Financial Statements – Continued

September 30, 2021

2.	Significant Accounting Policies – Continued

Security Transactions and Related Income

The Fund follows industry practice and records security transactions on the trade date. Cost of securities sold is determined by specific identification. Distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the constant yield method. Dividend income is recorded on the ex-dividend date.

Use of Estimates

The preparation of financial statements in conformity with GAAP principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3.	Purchases and Dispositions of Securities

The cost of purchases and the proceeds from dispositions of securities, other than United States government obligations and short-term notes, aggregated $3,906,709 and $3,740,000, respectively, for the year ended September 30, 2021.

4.	Portfolio Management

The Fund does not retain the services of an investment advisor or a third-party portfolio manager. The Fund, acting through its officers and with the review provided by the Board of Directors, makes investment decisions internally.

5.	Related Party Transactions

Administration fees incurred include $58,000 for accounting, administrative and general office support services provided by Tauber Enterprises, LLC, an entity owned by an officer of the Fund. The agreement is reviewed and renewed annually by the Fund’s Directors.

6.	Risks and Uncertainties

The Fund invests in municipal bonds. Municipal bonds are exposed to various risks such as interest rate, market and credit risks. Due to the level of risk associated with investments in municipal bonds, it is possible that changes in the values of the bonds could occur in the near term and that such changes could materially affect the amounts reported in the Statement of Assets and Liabilities. The ability of issuers of debt instruments held by the Fund to meet their obligations may also be affected by economic and political developments in a specific state or region.

7.	Capital Share Transactions

There were no transactions in capital stock for the years ended September 30, 2021 and 2020.

Keyco Bond Fund, Inc.

Notes to Financial Statements – Continued

September 30, 2021

8.	Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

9.	COVID-19

COVID-19, a novel coronavirus first detected in December 2019, was declared a pandemic by the World Health Organization during March 2020. There have been market disruptions associated with the pandemic, and uncertainty exists as to the long-term implications. At this time management is unable to determine the effects, if any, that COVID-19 may have on the bonds in the Fund’s portfolio or on the Fund’s performance.

10.	Subsequent Events

On November 1, 2021, the Fund paid shareholders of record on October 22, 2021, a net investment income distribution of $1,239, equivalent to $0.10 per share.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors
of the Keyco Bond Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Keyco Bond Fund, Inc. (the “Fund”), including the portfolio of investments in securities, as of September 30, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”), and the financial highlights for each of the five years in the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities and cash owned as of September 30, 2021, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2015.

/s/ Sanville & Company

Abington, Pennsylvania

November 16, 2021

DIRECTORS AND OFFICERS

Following are the directors and officers of the registrant together with a brief description of their principal occupations during the past five years or, in some cases, more than five years. Each director and officer is elected for a one-year term. Mr. Tauber is the father of Ms. Horing. Mr. Purther, Ms. Horing and Mr. Pullman are cousins. The registrant is the only fund in the fund complex. The address for each director and officer is in care of the Company at 27777 Franklin Road, Suite 1630, Southfield, Michigan 48034.

Name and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years and Other Directorships Held by Director

INDEPENDENT DIRECTORS

Mark E. Schlussel, 80	Director	One year term Director since 1979	Chief Executive Officer, Total Life Concierge doing business as Curus Healthcare Management (a health care management firm) since January 2016. Partner in the firm Schlussel & Schefman, attorneys since April 2004.

Steve Milgrom, 66	Director	One year term Director since 2014	Solo practitioner of law with Law Offices of Steve Milgrom focusing on federal income taxation and real estate matters since 2009.

INTERESTED DIRECTORS AND OFFICERS*

Thomas E. Purther, 56	Director, Secretary	One year term Director since 1994

Chairman and CEO of Cambridge Investors, LLC, real estate acquisition and private equity firm since June 2000; Manager and Member of Cambridge Fitness, LLC, an operator of fitness centers in Michigan and Ohio since October 2010.

Ellen T. Horing, 59	Director, Treasurer	One year term Director since 1995	Portfolio manager of Highgate Partners, L.P., an investment partnership since January 1993; portfolio advisor and partner, Stamos Capital (formerly Sterling Stamos Capital Management, LP and SP Capital Management, LP) January 2003 to December 2004 and reduced interest limited partner in Stamos Capital from December 2004 to July 2007.

DIRECTORS AND OFFICERS – Continued

Name and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years and Other Directorships Held by Director

Michael Pullman, 37	Director	One year term Director since 2009	Principal at Scenic Investments Colorado Fitness, LLC from July 2011 to present; acquisitions associate (previously acquisitions analyst) for DLC Management from July 2006 to July 2011.

Joel D. Tauber, 86	President	One year term President since October 1995	Manufacturing executive, business consultant and investor since prior to 1999; Co-Manager of NK Management, LLC from January 2009 to July 2020.

*Mr. Purther, Ms. Horing, Mr. Pullman and Mr. Tauber are considered “interested persons” as defined in the Investment Company Act of 1940 because of their status as an officer, director, holder of more than 5% of the Fund’s common stock and/or the immediate family member of any of the foregoing.

Item 2. Code of Ethics.

As of September 30, 2021, the registrant had adopted a code of ethics applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether such individuals are employed by the registrant or a third-party. A copy of the registrant’s Code of Ethics is available to shareholders upon request. If you would like to receive a copy, please contact Keyco Bond Fund, Inc. at 27777 Franklin Road, Suite 1630, Southfield, Michigan 48034 and one will be sent, without charge, by first-class mail.

There have been no amendments to the registrant’s code of ethics during the past year. No waivers have been granted under a provision of the code of ethics during the past year.

Item 3. Audit Committee Financial Expert.

The Board of Directors of the registrant has determined that the registrant does not currently have a member serving on its Board of Directors that meets the definition of an “audit committee financial expert” as defined in the instructions to this Form N-CSR.

Although each member of the registrant's Board of Directors has one or more of the attributes required in order for such person to be determined to be an audit committee financial expert, no member has all of such required attributes. The Directors reviewed the attributes, education, and experience of each member of the registrant's Board of Directors, the nature of the accounting principles applicable to the registrant, and the registrant's underlying internal controls and reporting mechanisms and determined that the members of the registrant's Board of Directors, as a group, have the experience and education necessary to perform the audit committee's responsibilities, including with respect to the evaluation of the financial statements of the registrant. In addition, the Directors determined that the Board has the resources and authority necessary to discharge its responsibilities, including the authority to retain at any time independent counsel and other advisers and experts.

Item 4. Principal Accountant Fees and Services.

Information is contained under the caption “Fees of Independent Registered Public Accountants” in the registrant’s Proxy Statement dated November 23, 2021 and is incorporated herein by reference.

The registrant's Board of Directors pre-approves all audit and permissible non-audit services rendered to the registrant.

Item 5. Audit Committee of Listed Registrants.

The registrant’s shares are not listed for trading on a national securities exchange.

Item 6. Investments.

The schedule of investments is included as part of the Report to Shareholders filed under Item 1 hereof.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable because the registrant invests exclusively in non-voting fixed income debt securities.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Portfolio Manager: Joel D. Tauber, President of the registrant since 1995, has primary responsibility for the day-to-day management of the Fund’s portfolio. He has served as a manufacturing executive, business consultant and investor since prior to 1999. Following is a report of the number and types of other accounts managed by Mr. Tauber and the assets under management in those accounts:

Registered investment companies                  None

Other pooled investment vehicles                  None

Other accounts:

Mr. Tauber has been managing officer of several limited liability companies which invest directly or indirectly in operating businesses and which may also invest in other investment partnerships and/or marketable securities. The value of the total assets held by each of these limited liability companies is not available because most of the investments held by these entities do not have readily available market values.

Mr. Tauber has not received any advisory fees which are based on the performance of the investments in these limited liability companies.

Conflicts of Interest: While it has been possible for a limited liability company of which Mr. Tauber has been a managing officer to invest directly in individual municipal bonds, these companies have not done so. It is more likely that, if these entities chose to invest in municipal bonds, they would do so through some type of investment where they would not control or have any influence on which municipal bonds are purchased.

Since Mr. Tauber received no advisory fee which is based on the performance of any of the accounts of these companies, no potential conflict of interest exists with regard to advisory fees.

The registrant has adopted a Code of Ethics and obtains the quarterly transactions and annual holdings of Mr. Tauber and the accounts over which he has signature authority to review the transactions and holdings for possible conflicts of interest.

Compensation: Mr. Tauber receives no compensation for his services to the registrant.

Valuation of Ownership: The value of the registrant’s shares beneficially owned by Mr. Tauber is over $1,000,000.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases by or on behalf of the registrant or any “affiliated purchaser” of shares of the registrant’s equity securities during the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)       Based on their evaluation of registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), within 90 days prior to the filing of this report, the registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)       There have been no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting, including no significant deficiencies or material weaknesses that required corrective action.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1)   Not applicable.

(a)(2)   Not applicable.

(a)(3)   Not applicable.

(a)(4)   Not applicable.

(b)       Not applicable.

Item 13. Exhibits.

(a)(1)    Not applicable.

(a)(2)    Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

(a)(3)   Not applicable.

(b)       Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (furnished herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEYCO BOND FUND, INC.

By:	/s/ Joel D. Tauber
Joel D. Tauber, President

Date: November 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joel D. Tauber
Joel D. Tauber, President

By:	/s/ Ellen T. Horing
Ellen T. Horing, Treasurer

Date: November 23, 2021

EXHIBIT INDEX

Exhibit No.	Description

EX.99.302CERT (a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

EX.99.906CERT (b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.